Note 8 - Contract Liabilities - Changes in Contract Liabilities (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ 217,259	$ 90,860
Amounts invoices and revenue deferred	(86,633)	207,073
Recognition of deferred revenue	(99,549)	(80,673)
Recognition of deferred revenue	99,549	80,673
Balance	$ 230,175	217,259
IAS 18 [member]
Statement Line Items [Line Items]
Balance		0
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Balance		$ 90,860